Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	IVY FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Ivy Mid Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Ivy Mid Cap Growth Fund
Objective [Heading]		rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 225 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 131 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	35.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

			The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that IICO believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2015, this range of market capitalizations was between approximately $1.9 billion and $28.1 billion.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, attractive valuations and sound capital structures. IICO may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of IICO's investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

			Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. The financial crisis that started in 2008 continues to affect the U.S. and foreign economies and has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

			The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 22.40% (the second quarter of 2009) and the lowest quarterly return was -23.36% (the fourth quarter of 2008). The Class A return for the year through June 30, 2015 was 7.37%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Mid Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.29%
1 Year		rr_ExpenseExampleYear01	$ 699
3 Years		rr_ExpenseExampleYear03	960
5 Years		rr_ExpenseExampleYear05	1,242
10 Years		rr_ExpenseExampleYear10	2,042
1 Year		rr_ExpenseExampleNoRedemptionYear01	699
3 Years		rr_ExpenseExampleNoRedemptionYear03	960
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,042
2005		rr_AnnualReturn2005	11.96%
2006		rr_AnnualReturn2006	8.38%
2007		rr_AnnualReturn2007	12.85%
2008		rr_AnnualReturn2008	(38.09%)
2009		rr_AnnualReturn2009	48.19%
2010		rr_AnnualReturn2010	29.70%
2011		rr_AnnualReturn2011	(0.61%)
2012		rr_AnnualReturn2012	13.12%
2013		rr_AnnualReturn2013	29.68%
2014		rr_AnnualReturn2014	7.86%
Year to Date Return, Label		rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	7.37%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.40%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.36%)
1 Year		rr_AverageAnnualReturnYear01	1.68%
5 Years		rr_AverageAnnualReturnYear05	13.97%
10 Years		rr_AverageAnnualReturnYear10	9.22%
Ivy Mid Cap Growth Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.05%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 608
3 Years		rr_ExpenseExampleYear03	943
5 Years		rr_ExpenseExampleYear05	1,203
10 Years		rr_ExpenseExampleYear10	2,184
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	643
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,184
1 Year		rr_AverageAnnualReturnYear01	3.15%
5 Years		rr_AverageAnnualReturnYear05	14.19%
10 Years		rr_AverageAnnualReturnYear10	8.97%
Ivy Mid Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	2.01%
1 Year		rr_ExpenseExampleYear01	$ 204
3 Years		rr_ExpenseExampleYear03	630
5 Years		rr_ExpenseExampleYear05	1,083
10 Years		rr_ExpenseExampleYear10	2,338
1 Year		rr_ExpenseExampleNoRedemptionYear01	204
3 Years		rr_ExpenseExampleNoRedemptionYear03	630
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,338
1 Year		rr_AverageAnnualReturnYear01	7.05%
5 Years		rr_AverageAnnualReturnYear05	14.49%
10 Years		rr_AverageAnnualReturnYear10	9.08%
Ivy Mid Cap Growth Fund | Class E
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	[2]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 720
3 Years		rr_ExpenseExampleYear03	1,089
5 Years		rr_ExpenseExampleYear05	1,481
10 Years		rr_ExpenseExampleYear10	2,571
1 Year		rr_ExpenseExampleNoRedemptionYear01	720
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,089
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,481
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,571
1 Year		rr_AverageAnnualReturnYear01	1.35%
5 Years		rr_AverageAnnualReturnYear05	13.72%
Life of Class		rr_AverageAnnualReturnSinceInception	8.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Mid Cap Growth Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.99%
1 Year		rr_ExpenseExampleYear01	$ 101
3 Years		rr_ExpenseExampleYear03	315
5 Years		rr_ExpenseExampleYear05	547
10 Years		rr_ExpenseExampleYear10	1,213
1 Year		rr_ExpenseExampleNoRedemptionYear01	101
3 Years		rr_ExpenseExampleNoRedemptionYear03	315
5 Years		rr_ExpenseExampleNoRedemptionYear05	547
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,213
1 Year		rr_AverageAnnualReturnYear01	8.20%
5 Years		rr_AverageAnnualReturnYear05	15.73%
Life of Class		rr_AverageAnnualReturnSinceInception	10.18%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 02, 2007
Ivy Mid Cap Growth Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.59%
1 Year		rr_ExpenseExampleYear01	$ 162
3 Years		rr_ExpenseExampleYear03	502
5 Years		rr_ExpenseExampleYear05	866
10 Years		rr_ExpenseExampleYear10	1,889
1 Year		rr_ExpenseExampleNoRedemptionYear01	162
3 Years		rr_ExpenseExampleNoRedemptionYear03	502
5 Years		rr_ExpenseExampleNoRedemptionYear05	866
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,889
1 Year		rr_AverageAnnualReturnYear01	7.54%
5 Years		rr_AverageAnnualReturnYear05	15.05%
Life of Class		rr_AverageAnnualReturnSinceInception	9.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 29, 2005
Ivy Mid Cap Growth Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.84%
1 Year		rr_ExpenseExampleYear01	$ 86
3 Years		rr_ExpenseExampleYear03	268
5 Years		rr_ExpenseExampleYear05	466
10 Years		rr_ExpenseExampleYear10	1,037
1 Year		rr_ExpenseExampleNoRedemptionYear01	86
3 Years		rr_ExpenseExampleNoRedemptionYear03	268
5 Years		rr_ExpenseExampleNoRedemptionYear05	466
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,037
1 Year		rr_AverageAnnualReturnYear01
5 Years		rr_AverageAnnualReturnYear05
Life of Class		rr_AverageAnnualReturnSinceInception	7.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 31, 2014
Ivy Mid Cap Growth Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	1.23%
1 Year		rr_ExpenseExampleYear01	$ 125
3 Years		rr_ExpenseExampleYear03	390
5 Years		rr_ExpenseExampleYear05	676
10 Years		rr_ExpenseExampleYear10	1,489
1 Year		rr_ExpenseExampleNoRedemptionYear01	125
3 Years		rr_ExpenseExampleNoRedemptionYear03	390
5 Years		rr_ExpenseExampleNoRedemptionYear05	676
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,489
1 Year		rr_AverageAnnualReturnYear01	7.92%
5 Years		rr_AverageAnnualReturnYear05	15.48%
10 Years		rr_AverageAnnualReturnYear10	10.16%
Ivy Mid Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.85%)
5 Years		rr_AverageAnnualReturnYear05	13.06%
10 Years		rr_AverageAnnualReturnYear10	8.78%
Ivy Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.67%
5 Years		rr_AverageAnnualReturnYear05	11.14%
10 Years		rr_AverageAnnualReturnYear10	7.54%
Ivy Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.90%
5 Years		rr_AverageAnnualReturnYear05	16.94%
10 Years		rr_AverageAnnualReturnYear10	9.43%
Ivy Mid Cap Growth Fund | Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.00%
5 Years		rr_AverageAnnualReturnYear05	15.14%
10 Years		rr_AverageAnnualReturnYear10	8.42%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.
[3]	Through July 31, 2016, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	Through July 31, 2016, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.31% and Class E shares at 1.30%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.